Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
14. SUBSEQUENT EVENTS
Dividend
On August 10, 2021, the Company announced a cash dividend of $0.04 per Class A Share. The dividend is payable on September 8, 2021, to holders of record as of the close of business on August 24, 2021.
Earnout Securities Triggering Event
On July 21, 2021, a Triggering Event occurred with respect to one-half
of the Earnout Securities, as the volume weighted average Class A Share price equaled or exceeded $12.50 per share for 20 consecutive trading days ending July 21, 2021. As a result, (i) 7,495,432 Class E Shares were converted into an equal number of Class A

Shares, (ii) 7,495,432 Seller Earnout Units were converted into an equal number of GP Units, (iii) 42,504,530 Seller Earnout Units were converted into an equal number of Common Units, and (iv) 42,504,530 non-economic,
voting shares of the Registrant were issued to the holders of the converted Common Units (30,266,653 Class C Shares and 12,237,877 Class D Shares). In connection with the Triggering Event, the Company will recognize $15.0 million of unrecognized non-cash
equity-based compensation expense in the third quarter of 2021.
F-36

Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Subsequent Event [Line Items]
Subsequent Events
9.	Subsequent Events
The Company evaluated subsequent events and transactions that occurred after December 31, 2020 through the date the consolidated financial statements were available to be issued. Other than described in these consolidated financial statements, the Company did not identify any subsequent events that require recognition or disclosure in the consolidated financial statements.